Additional Balance Sheet Information - Schedule of Inventories, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory
Inventory, Work in Process and Raw Materials, Net of Reserves	$ 486	$ 48
Inventory, Parts And Accessories And Apparel, Net Of Reserves	3,431	3,876
Inventories, net	32,122	29,215
Electric Motorcycles And Electric Balance Bikes [Member]
Inventory
Inventory, Finished Goods, Net of Reserves	$ 28,205	$ 25,291